SEGMENT INFORMATION AND REVENUE ANALYSIS - Summary information for reporting segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary information for reporting segment
Revenues	$ 37,037,108	$ 31,457,908	$ 35,091,174
Cost of revenues	(4,383,363)	(4,227,409)	(7,054,323)
Gross Profit	32,653,745	27,230,499	28,036,851
Operating expenses:
Selling and marketing expenses	(4,061,116)	(2,547,000)	(3,585,138)
General and administrative expenses	(7,103,226)	(8,546,880)	(6,960,604)
Research and development expenses	(6,174,365)	(4,274,894)	(3,859,392)
Total operating expenses	(17,338,707)	(15,368,774)	(14,405,134)
Income from operations	15,315,038	11,861,725	13,631,717
Interest expense	(576,752)	(285,833)	(299,269)
Interest income	393	1,562	8,553
Subsidy income	266	791,959	1,375,447
Other expenses, net	(651,657)	(10,211)	(194,580)
Income before income tax	14,087,288	12,359,202	14,521,868
Operating segment
Summary information for reporting segment
Revenues	37,037,108	31,457,908	35,091,174
Cost of revenues	(4,383,363)	(4,227,409)	(7,054,323)
Gross Profit	32,653,745	27,230,499	28,036,851
Operating expenses:
Selling and marketing expenses	(4,061,116)	(2,547,000)	(3,585,138)
General and administrative expenses	(7,103,226)	(8,546,880)	(6,960,604)
Research and development expenses	(6,174,365)	(4,274,894)	(3,859,392)
Total operating expenses	(17,338,707)	(15,368,774)	(14,405,134)
Income from operations	15,315,038	11,861,725	13,631,717
Interest expense	(576,752)	(285,833)	(299,269)
Interest income	393	1,562	8,553
Subsidy income	266	791,959	1,375,447
Other expenses, net	(651,657)	(10,211)	(194,580)
Income before income tax	$ 14,087,288	$ 12,359,202	$ 14,521,868